Accounts receivable	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables [Abstract]
Accounts receivable

6. Accounts receivable

	2017	2016

Trade receivables	$392,759	$236,373
HST/VAT receivables	3,611	3,968
Other receivables	454	2,141

Total	$396,824	$242,482

The Company’s exposure to credit and currency risks as well as impairment loss related to trade and other receivables, excluding harmonized sales tax (HST)/value added tax (VAT) receivables is disclosed in note 24.